Employee Benefit Plans (Plans with PBO/APBO in Excess of Plan Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Defined benefit pension plans
Plans with PBO/APBO in Excess of Plan Assets
PBO/APBO	$ 95	$ 120
FV of plan assets	11	37
Funded Status	(84)	(83)
Non-pension Benefit Plans
Plans with PBO/APBO in Excess of Plan Assets
PBO/APBO	219	205
FV of plan assets	0	0
Funded Status	$ (219)	$ (205)